17010623

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
AUG 28 2017
Washington, DC 20549

001-34057

Electronic Mail Only

August 28, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on August 18, 2017 The Nasdaq Stock Market (the "Exchange") received from AGNC Investment Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Depositary Shares (each representing a 1/1,000th interest in a share of 7.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock)

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery